Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Provision

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2025	2024
Domestic	$(37,841,287)	$(21,278,239)
Foreign	1,123,216	(258,610)
Income before taxes	$(36,718,071)	$(21,536,849)
	For the Years Ended December 31,
	2025	2024
Current provision
Federal	$-	$-
State	-	581
Foreign	-	-
Current provision for income taxes	$-	$581

Deferred provision
Federal	$124,223	$(4,045,818)
State	(275,872)	(105,464)
Foreign	10,338	(10,338)
Change in valuation allowance	141,311	4,161,621
Deferred provision for income taxes	$-	$-
Total provision for income taxes	$-	$581

Schedule of Reconciles the U.S. Federal Statutory Tax	The following table presents required disclosure pursuant to ASU No. 2023-09 and reconciles the U.S. federal statutory tax amount and rate to our actual global effective amount and rate for the year ended December 31, 2025:
	For the Year Ended December 31, 2025
	Amount	Percent
U.S. federal statutory tax rate	$(7,710,795)	(21.0)%
State income taxes, net of federal income tax effect	(282,645)	(0.8)
Foreign tax effects
Puerto Rico
Statutory tax rate difference between Puerto Rico and United States	(247,107)	(0.6)
Changes in valuation allowance	(10,338)	-
Effect of cross-border tax laws
Global intangible low-tax income	22,250	0.1
Changes in valuation allowance	151,649	0.4
Nontaxable or nondeductible items
Change in Fair Value of SAFE agreements	3,647,367	9.9
Transaction costs	548,015	1.5
Loss on extinguishment of debt	1,202,942	3.3
Deferred tax true-ups	2,551,581	6.9
Other adjustments
Other	127,081	0.3
Effective tax rate	$-	0.0%

Schedule of Company’s Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows for the year ended December 31, 2025:

December 31, 2025
Deferred tax assets:
Research and development tax credits	$262,178
Lease liabilities	65,554
Net operating losses	3,310,890
Other	1,367,374
Total deferred tax assets	$5,005,996

Deferred tax liabilities:
Right of use asset	(60,330)
Total deferred tax liabilities	(60,330)
Valuation allowance	(4,945,666)
Net deferred tax assets	$-

Significant components of the Company’s deferred tax assets are as follows for the year ended December 31, 2024:

December 31, 2024
Deferred tax asset (liability):
Accrual to cash adjustment	$729,287
Charitable contributions	1,618
Change in fair value of SAFE agreements	3,106,508
R&D expenditures	359,433
R&D tax credit carryovers	239,142
Right-of-use asset	(65,999)
Lease liability	56,893
Stock options	55,481
Federal net operating loss carryforwards	304,628
Foreign net operating loss carryforwards	10,338
State net operating loss carryforwards	7,028
Valuation allowance	(4,804,357)
Net deferred taxes	$-